Document and Entity Information	3 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	FUNCTION (X) INC.
Entity Central Index Key	0000725876
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Amendment Description	This amendment is being filed to comply with regulations.

Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Cash and Cash Equivalents	$ 30,099	$ 3,794	$ 0
Prepaid Expenses	133	46	0
Other Receivables	67	29	0
TOTAL CURRENT ASSETS	30,299	3,869	0
Restricted Cash	695	695	0
Investment in Interests in Corporate Jet	1,426	1,511	0
Capitalized Software Costs, Net	1,061	317	0
Equipment, Net	182	79	0
Intellectual property	4,209	0	0
TOTAL ASSETS	37,872	6,471	0
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Accounts Payable and Accrued Expenses	1,620	1,105	78
Current Portion of Loan Payable	50	49	0
TOTAL CURRENT LIABILITIES	1,670	1,154	78
Loans Payable, less current portion	878	891	0
Other Long-Term Liabilities	52	342	0
TOTAL LIABILITIES	2,600	2,387	78
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, $0.001 par value, authorized 1,000,000 shares, no shares issued and outstanding	0	0	0
Common stock, $0.01 par value: authorized 300,000,000 shares, issued and outstanding, 149,142,024 shares as of September 30, 2011; 134,941,797 shares as of June 30, 2011; and authorized 1,000,000 shares, issued and outstanding 419,200 shares (as adjusted for the Reverse Split) as of June 30, 2010	153	139	0
Additional paid-in-capital	101,480	36,416	12,481
Accumulated deficit	(66,361)	(32,471)	(12,563)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	35,272	4,084	(78)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 37,872	$ 6,471	$ 0

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Stockholders’ Equity
Preferred Stock shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock shares Issued	0	0	0
Preferred Stock shares Outstanding	0	0	0
Common Stock shares par value	$ 0.01	$ 0.01	$ 0.01
Common Stock shares Authorized	300,000,000	300,000,000	1,000,000
Common Stock shares Issued	149,142,024	134,941,797	419,200
Common Stock shares Outstanding	149,142,024	134,941,797	419,200

Consolidated Statements of Operations (USD $) In Thousands, except Share data	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Consolidated Statements Of Operations
REVENUES	$ 0	$ 0	$ 0	$ 0
GENERAL AND ADMINISTRATIVE EXPENSES	33,930	2	19,970	9
OPERATING LOSS	(33,930)	(2)	(19,970)	(9)
OTHER INCOME:
Interest income, net	40	0	62	0
Total Other Income	40	0	62	0
NET LOSS BEFORE INCOME TAXES	(33,890)	(2)	(19,908)	(9)
INCOME TAXES	0	0	0	0
NET LOSS	$ (33,890)	$ (2)	$ (19,908)	$ (9)
Net loss per common share - basic and diluted	$ (0.24)	$ 0	$ (0.2)	$ (0.02)
Weighted average common shares outstanding - basic and diluted	140,422,232	419,280	100,708,047	419,200

Consolidated Statements of Shareholders Equity (USD $) In Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Opening Balance at Jun. 30, 2009	$ 0	$ 4	$ 12,481	$ (12,554)	$ (69)
Net Loss				(9)	(9)
Employee stock options - share based compensation					0
Stock issued for Watchpoints acquisition					0
Ending Balance at Jun. 30, 2010	0	4	12,481	(12,563)	(78)
Net Loss				(19,908)	(19,908)
Employee stock options - share based compensation					0
Stock issued for Watchpoints acquisition					0
Issuance of Common Stock		135	13,973		14,108
Notes Receivable from Shareholders			(3,419)		(3,419)
Warrants Issued for Services			2,529		2,529
Exercise of Warrants		0	80		80
Restricted Stock Issued for Services			10,772		10,772
Ending Balance at Jun. 30, 2011	0	139	36,416	(32,471)	4,084
Net Loss				(33,890)	(33,890)
Private placement of common stock and warrants for cash		14	33,399	0	33,413
Compensation charge for fair value of common stock and warrants issued to Sillerman in connection with private placement		0	19,456	0	19,456
Employee stock options - share based compensation			1,930		1,930
Stock issued for Watchpoints acquisition			1,600		1,600
Capital related to corporate jet			336		336
Notes Receivable from Shareholders			(35)		(35)
Restricted Stock Issued for Services			8,378		8,378
Ending Balance at Sep. 30, 2011	$ 0	$ 153	$ 101,480	$ (66,361)	$ 35,272

Consolidated Statements of Cash Flows (USD $) In Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (33,890)	$ (2)	$ (19,908)	$ (9)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Restricted Stock issued for services	8,378	0	10,772	0
Warrants issued for services	0	0	2,529	0
Employee stock options - share based compensation	1,930	0	0	0
Common stock and warrants issued to Sillerman in connection with private placement	19,456	0	0	0
Depreciation	97	0	4	0
Interest income notes receivable from shareholders	(35)	0	0	0
Changes in operating assets and liabilities:
Other Receivables	(38)	0	(29)	0
Prepaid Expenses	(87)	0	(46)	0
Accounts payable and accrued expenses	515	2	1,027	9
Other liabilities	47	0	6	0
Net Cash Used in Operating Activities	(3,627)	0	(5,645)	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Equipment	(105)	0	(83)	0
Increase in Restricted Cash	0	0	(695)	0
Investment in Interests in Corporate Jet	0	0	(235)	0
Watchpoints acquisitions	(2,620)	0	0	0
Capitalized Software Costs	(744)	0	(317)	0
Net Cash Used in Investing Activities	(3,469)	0	(1,330)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Common Stock and warrants for Cash	33,413	0	10,769	0
Payments on loan	(12)	0	0	0
Net Cash from Financing Activities	33,401	0	10,769	0
NET INCREASE IN CASH	26,305	0	3,794	0
Cash at Beginning of Period	3,794	0	0	0
Cash at End of Period	30,099	0	3,794	0
Supplemental Cash Flow Information:
Cash paid during the year for interest	14	0	0	0
Non-Cash Financing Activities:
Issuance of shares relating to payment of a portion of the debt due to J. Howard, Inc.	0	0	8	0
Corporate Jet Information: Purchase of a 9.375% interest in a G-IV jet.	336	0	1,276	0
Stock issued for promissory notes	0	0	3,380	0
Stock issued for Watchpoints acquisition	$ 1,600	$ 0	$ 0	$ 0

Basis of Presentation	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Basis of Presentation

On February 24, 2011, the Company changed its year-end from December 31 to June 30. The financial statements for the fiscal year ended June 30, 2011 and June 30, 2010 and for the three months ended September 30, 2011 and 2010 reflect the results of operations of Function(x) Inc. and its consolidated subsidiaries (collectively, the “Company”), each a Delaware corporation. The financial information in this report for the three months ended September 30, 2011 and 2010 have not been audited, but in the opinion of management, all adjustments (which include normal recurring adjustments) necessary for a fair presentation have been made. The operating results for the three months ended September 30, 2011 and 2010 are not necessarily indicative of the results for the full year.

The financial statements included herein should be read in conjunction with the financial statements and notes included in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2011.

1.  Basis of Presentation

On February 24, 2011, the Company changed its year-end from December 31 to June 30. The consolidated financial statements as of June 30, 2011 and June 30, 2010 have been presented to reflect twelve months of activities and reflect the results of the Company and its consolidated subsidiaries. The consolidated financial statements of  the Company include the accounts of all subsidiaries. All intercompany accounts and transactions have been eliminated.

Organization and Background	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Organization and Background

Formation and Former Business

The Company was incorporated in Delaware in July 1994 and had no operating business or full-time employees from December 1996 to 2000, when it acquired all of the outstanding Common Stock of Oaktree Systems, Inc. (“Oaktree”). Through Oaktree, the Company provided cost effective marketing solutions to organizations needing sophisticated information management tools. In December 2007, Marketing Data, Inc. acquired an 80% interest in Oaktree for  $1 and the Company’s ownership interest in Oaktree was reduced to 20% of Oaktree’s outstanding Common Stock. On October 24, 2010, Oaktree repurchased the Company’s remaining 20% interest in Oaktree for  $0.10. As a result, Marketing Data, Inc. owned 100% of the outstanding Common Stock of Oaktree. After the disposition of the Company’s interest in Oaktree and prior to the Recapitalization, the Company was not active and had no operating business. After the disposition of the Oaktree interest, the Company began to explore the redeployment of its existing assets by identifying and merging with or investing in one or more operating businesses. The Board of Directors approved the Recapitalization effecting such change.

The Recapitalization

As previously disclosed, on February 7, 2011, Function(x) Inc. (formerly Gateway Industries, Inc., the “Company”) entered into the Agreement and Plan of Recapitalization (the “Recapitalization Agreement”) by and among the Company, Sillerman Investment Company LLC, a Delaware limited liability company (“Sillerman”), and EMH Howard LLC, a New York limited liability company (“EMH Howard”).

Pursuant to the Recapitalization Agreement, Sillerman, together with other investors approved by Sillerman, invested in the Company by acquiring 120,000,000 newly issued shares of common stock of the Company in a private placement transaction at a price of  $0.03 per share (on a post-split basis as described below), as a result of which Sillerman and the other investors acquired approximately 99% of the outstanding shares of common stock, with Sillerman (together with Robert F.X. Sillerman personally) directly or indirectly beneficially owning more than a majority of the outstanding shares of common stock. Upon consummation, the proceeds of the private placement of  $3,600 ( $220 in cash and  $3,380 in five-year promissory notes with interest accruing at the annual rate equal to the long-term Applicable Federal Rate in effect as of the date of the Recapitalization Agreement, which was 4.15% per annum) were received.

On February 16, 2011, immediately after the Recapitalization was consummated, the Company issued 13,232,597 shares of common stock to an institutional investor (for  $10,000) at a price of approximately  $0.76 per share, and 940,000 shares of common stock to an accredited investor ( $500) at a price of approximately  $0.53 per share. The shares of common stock issued in such placements were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act. Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act.

On February 16, 2011, the Company issued a five year warrant for 100,000 shares with an exercise price of  $0.80 per share to Berenson Investments LLC. Berenson & Company, LLC, an affiliate of Berenson Investments LLC, was the financial advisor to Sillerman in connection with the Recapitalization. On May 9, 2011, Berenson Investments LLC exercised the warrant and paid  $80 for 100,000 shares of the Company’s common stock.

As part of the Recapitalization, the Company also issued 250,000 shares to J. Howard, Inc., an entity affiliated with Jack L. Howard, a director and officer of the Company prior to the Recapitalization, and its designees (which included former directors of the Company) in connection with partially extinguishing outstanding debt of  $171 owed to J. Howard, Inc. The fair market value of the shares at issuance was  $0.03 per share. The remaining debt of  $163 was satisfied on February 15, 2011 by payment to J. Howard, Inc. in such amount. In addition, J. Howard, Inc. was paid  $37 to be used for payment of expenses incurred in connection with the Recapitalization on behalf of the Company.

As part of the Recapitalization, the Company effectuated a 1 for 10 reverse split of its issued and outstanding common stock (the “Reverse Split”). The Reverse Split became effective on February 16, 2011. Under the terms of the Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-tenth of one share of common stock, without any action by the stockholder. Fractional shares were rounded up to the nearest whole share. All share and per share amounts have been restated to reflect the Reverse Split.

The newly recapitalized company changed its name to Function (X) Inc. effective as of the date of the Recapitalization and changed its name to Function(x) Inc. on June 22, 2011. It now conducts its business under the name Function(x) Inc., with the ticker symbol FNCX. We have two wholly-owned subsidiaries, Project Oda, Inc. and Viggle Inc, each a Delaware corporation.

The Company plans to develop, maintain, host and operate a suite of digital products that will leverage proprietary technology. The initial product will operate on a variety of connected devices such as smart phones, tablets, laptops, etc. We will target television audiences consuming broadcast, cable, online, satellite, time-shifted and on-demand content. We are targeting male and female consumers between the ages of 18-49 due to their television consumption habits and their use of smartphones and other connected devices. This audience may be targeted using traditional media techniques across online, broadcast and print media outlets.

We are planning an initial release of the product in early 2012 and will then roll out different versions of the product that work on a variety of mainstream mobile operating systems. Distribution of the product is intended to occur via regular online marketplaces for content and applications used by mainstream mobile operating systems, such as iTunes for iOS devices or the Android marketplace for devices using the Android operating system.

The initial product is a mobile application that will allow users to check into television shows. The application generates digital audio fingerprints of the television content that users are viewing. Those fingerprints are transmitted via mobile device and then matched against a database of digitized audio from television feeds, including commercials. To increase accuracy of a check-in match, these audio fingerprints are cross-referenced with commercially available television metadata. Users of the product can elect to have their check-in activity reflected within their social media news streams. Consumers will be awarded points for these content matches as well as for engaging with branded content delivered via the application, such as video, commercials, polls, quizzes and games. Users of the application will be able to redeem their points for a variety of incentives, including rewards, prizes and offers. Our initial product will be limited to participants who are 13 years of age or older.

The Company will earn revenues from the sale of advertising, providing marketing solutions and from e-commerce. The principal revenues will be derived from impression and engagement based advertising tied to viewing and engaging with television and other forms of branded content.

A beta version of the product is currently being tested by smartphone users who reflect the target demographic. While certain aspects of the product are currently functioning, we believe more testing and development is needed to ensure that the various components of the product are integrated effectively and that the audio matching technology developed by us is optimized for accuracy and fully integrates with metadata and our internal business systems.

We have hired personnel with diverse backgrounds in General Management in Digital Media and Entertainment, along with specialists in Product Development, Engineering, Marketing, Analytics, Sales and Business Development, and Human Resources, Finance and Legal for the purpose of furthering the business plan and building the first product.

Operations

We are creating a product that encourages consumer participation and active engagement through incentives and brand- and network-sponsored content. We intend to market our product through various channels, including online advertising, broad-based media (such as television and radio), as well as various strategic partnerships. We intend to utilize co-location facilities and the services of third-party cloud computing providers, more specifically, Amazon Web Services, to help us efficiently manage and operate certain aspects of our platform.

Like many applications, the Company’s initial product integrates into users’ existing social media networks, making it possible for users to share their activity with friends, family and followers. The social media experience within the Company’s product is important, but secondary to the core value proposition.

Revenue

Our plan for the initial product is to derive revenues from advertising programs and marketing solutions generated principally from two revenue sources, from television content providers and brand marketers. We will begin operations by offering a mobile device application that encourages consumers to engage with television content and branded entertainment from these partners. We expect to add revenues from e-commerce as well as second-screen tools and technology licensed to our network and marketing partners. Initially, we anticipate revenues to be generated substantially in the United States.

Seasonality

Our revenue is expected to exhibit a seasonal pattern that reflects variation in accordance with media and entertainment offerings and the desire of advertisers to try to influence consumers’ purchasing habits. A significant portion of our revenue will be based on advertising sales from a variety of brands and television networks. As a consequence, revenue is expected to vary modestly throughout the year as a result of regular retail, advertising and television seasonality. We believe revenues will be slowest in the third calendar quarter. Additionally, the growth in variable expenses associated with marketing, new product releases, consumer incentives, and advertising services will fluctuate with revenue, but not necessarily by the same percentage.

Recent Asset Purchase

On September 29, 2011 in furtherance of its business plan, the Company, through its wholly-owned subsidiary, Project Oda, Inc., purchased certain assets of Mobile Messaging Solutions, Inc.’s Watchpoints business. The consideration for such transaction consisted of  $2,500 in cash and 200,000 shares of the Company’s common stock with a fair value of  $8.00 per share on the date of the transaction. The Watchpoints business is involved in developing, selling, maintaining and improving an interactive broadcast television application utilizing audio recognition technology. The assets purchased, and the related value allocated to each, include intellectual property ( $4,209) and certain computer-related equipment ( $11). The intellectual property included patent filings for audio verification technology and the provision of value-added programming/services based on such verification and trademarks for the “Watchpoints” name. The value allocated to the intellectual property will be amortized over the expected useful life of the Company’s software product. The Company also paid Kai Buehler, the CEO of Watchpoints, a  $300 finder’s fee, which was expensed in the current quarter, and appointed him as a full-time Senior Vice President of the Company.

2. Organization and Background

Formation and Former Business

The Company was incorporated in Delaware in July 1994 and had no operating business or full-time employees from December 1996 to 2000, when it acquired all of the outstanding Common Stock of Oaktree Systems, Inc. (“Oaktree”). Through Oaktree, the Company provided cost effective marketing solutions to organizations needing sophisticated information management tools. In December 2007, Marketing Data, Inc. acquired an 80% interest in Oaktree for  $1 and the Company’s ownership interest in Oaktree was reduced to 20% of Oaktree’s outstanding Common Stock. On October 24, 2010, Oaktree repurchased the Company’s remaining 20% interest in Oaktree for  $0.10. As a result, Marketing Data, Inc. owned 100% of the outstanding Common Stock of Oaktree. After the disposition of the Company’s interest in Oaktree and prior to the Recapitalization, the Company was not active and had no operating business. After the disposition of the Oaktree interest, the Company began to explore the redeployment of its existing assets by identifying and merging with or investing in one or more operating businesses. The Board of Directors approved the Recapitalization effecting such change.

The Recapitalization

As previously disclosed, on February 7, 2011, Function(x) Inc. (formerly Gateway Industries, Inc., the “Company”) entered into the Agreement and Plan of Recapitalization (the “Recapitalization Agreement”) by and among the Company, Sillerman Investment Company LLC, a Delaware limited liability company (“Sillerman”), and EMH Howard LLC, a New York limited liability company (“EMH Howard”).

Pursuant to the Recapitalization Agreement, Sillerman, together with other investors approved by Sillerman, invested in the Company by acquiring 120,000,000 newly issued shares of common stock of the Company in a private placement transaction at a price of  $0.03 per share (on a post-split basis as described below), as a result of which Sillerman and the other investors acquired approximately 99% of the outstanding shares of common stock, with Sillerman (together with Robert F.X. Sillerman personally) directly or indirectly beneficially owning more than a majority of the outstanding shares of common stock. Upon consummation, the proceeds of the private placement of  $3,600 ( $220 in cash and  $3,380 in five-year promissory notes with interest accruing at the annual rate equal to the long-term Applicable Federal Rate in effect as of the date of the Recapitalization Agreement, which was 4.15% per annum) were received.

On February 16, 2011, immediately after the Recapitalization was consummated, the Company issued 13,232,597 shares of common stock to an institutional investor (for  $10,000) at a price of approximately  $0.76 per share, and 940,000 shares of common stock to an accredited investor ( $500) at a price of approximately  $0.53 per share. The shares of common stock issued in such placements were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act. Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act.

On February 16, 2011, the Company issued a five year warrant for 100,000 shares with an exercise price of  $0.80 per share to Berenson Investments LLC. Berenson & Company, LLC, an affiliate of Berenson Investments LLC, was the financial advisor to Sillerman in connection with the Recapitalization. On May 9, 2011, Berenson Investments LLC exercised the warrant and paid  $80 for 100,000 shares of the Company’s common stock.

As part of the Recapitalization, the Company also issued 250,000 shares to J. Howard, Inc., an entity affiliated with Jack L. Howard, a director and officer of the Company prior to the Recapitalization, and its designees (which included former directors of the Company) in connection with partially extinguishing outstanding debt of  $171 owed to J. Howard, Inc. The fair market value of the shares at issuance was  $0.03 per share. The remaining debt of  $163 was satisfied on February 15, 2011 by payment to J. Howard, Inc. in such amount. In addition, J. Howard, Inc. was paid  $37 to be used for payment of expenses incurred in connection with the Recapitalization on behalf of the Company.

As part of the Recapitalization, the Company effectuated a 1 for 10 reverse split of its issued and outstanding common stock (the “Reverse Split”). The Reverse Split became effective on February 16, 2011. Under the terms of the Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-tenth of one share of common stock, without any action by the stockholder. Fractional shares were rounded up to the nearest whole share. All share and per share amounts have been restated to reflect the Reverse Split.

The newly recapitalized company changed its name to Function (X) Inc. effective as of the date of the Recapitalization and changed its name to Function(x) Inc. on June 22, 2011. It now conducts its business under the name Function(x) Inc., with the ticker symbol FNCX. We have two wholly-owned subsidiaries, Project Oda, Inc. and Viggle Inc, each a Delaware corporation.

The Company’s New Line of Business

The Company plans to hostdevelop, maintain, develophost and operate a suite of digital products that will leverage proprietary technology. The initial products will be delivered via mobile applications and websites, marketed to high value media consumers. In addition, the Company is developing and managing software and databases for the identification of multimedia content, commercials, and promotional information that will be used on multiple types of internet-connected devices. We will also use our software and databases to deliver highly targeted advertising and marketing solutions via digital services, initially on mobile phones and other handheld mobile devices. product will operate on a variety of connected devices such as smart phones, tablets, laptops, etc. We will target television audiences consuming broadcast, cable, online, satellite, time-shifted and on-demand content. We are targeting male and female consumers between the ages of 18-49 due to their television consumption habits and their use of smartphones and other connected devices. This audience may be targeted using traditional media techniques across online, broadcast and print media outlets.

The Company’s initial product design will be distributed on a variety of mainstream mobile operating systems. The products will verify user engagement of various forms of entertainment content through a real-time check-in process. The initial market for the product targets TV audiences across various channels and platforms: broadcast and cable networks, live, time-shifted and on-demand television, as well as online distribution of television programming. The Company’s consumer participation and engagement will be limited to participants who are 13 years of age or older.

The Beta product was delivered for usability testing in September and will undergo further testing in the fourth quarter of calendar 2011. The Company is targeting an initial release to be made in such quarter or early 2012. The national launch to a wider general audience is scheduled for 2012.

Since the Recapitalization and prior to the end of the fiscal year, the Company hired personnel with diverse backgrounds in General Management in Digital Media and Entertainment, along with specialists in Product Development, Engineering, Marketing, Analytics, Sales and Business Development, and Human Resources, Finance and Legal for the purpose of furthering the business plan and building the first product.

Operations

We are planning an initial release of the product in early 2012 and will then roll out different versions of the product that work on a variety of mainstream mobile operating systems. Distribution of the product is intended to occur via regular online marketplaces for content and applications used by mainstream mobile operating systems, such as iTunes for iOS devices or the Android marketplace for devices using the Android operating system.

The initial product is a mobile application that will allow users to check into television shows. The application generates digital audio fingerprints of the television content that users are viewing. Those fingerprints are transmitted via mobile device and then matched against a database of digitized audio from television feeds, including commercials. To increase accuracy of a check-in match, these audio fingerprints are cross-referenced with commercially available television metadata. Users of the product can elect to have their check-in activity reflected within their social media news streams. Consumers will be awarded points for these content matches as well as for engaging with branded content delivered via the application, such as video, commercials, polls, quizzes and games. Users of the application will be able to redeem their points for a variety of incentives, including rewards, prizes and offers. Our initial product will be limited to participants who are 13 years of age or older.

The Company will earn revenues from the sale of advertising, providing marketing solutions and from e-commerce. The principal revenues will be derived from impression and engagement based advertising tied to viewing and engaging with television and other forms of branded content.

A beta version of the product is currently being tested by smartphone users who reflect the target demographic. While certain aspects of the product are currently functioning, we believe more testing and development is needed to ensure that the various components of the product are integrated effectively and that the audio matching technology developed by us is optimized for accuracy and fully integrates with metadata and our internal business systems.

We have hired personnel with diverse backgrounds in General Management in Digital Media and Entertainment, along with specialists in Product Development, Engineering, Marketing, Analytics, Sales and Business Development, and Human Resources, Finance and Legal for the purpose of furthering the business plan and building the first product.

Operations

We are creating a social media experience around traditional media consumption that encourages consumer participation and active engagement through incentives, brand-sponsored content, and network-sponsored content. We intend to market our serviceWe are creating a product that encourages consumer participation and active engagement through incentives and brand- and network-sponsored content. We intend to market our product through various channels, including online advertising, broad-based media (such as television and radio), as well as various strategic partnerships. We intend to utilize co-location facilities and the services of third-party cloud computing providers, more specifically, Amazon Web Services, to help us efficiently manage and createoperate certain aspects of our platform.

Like many applications, the Company’s initial product integrates into users’ existing social media networks, making it possible for users to share their activity with friends, family and followers. The social media experience within the Company’s product is important, but secondary to the core value proposition.

Revenue

Our planOur plan for the initial product is to derive revenues from advertising programs and marketing solutions generated principally from two revenue streams, entertainment providers and brand advertiserssources, from television content providers and brand marketers. We will begin operations by offering a new social media experience to consumers to drive engagement with providers and brands through our digital mobile services, with focus on smartphone applicationsmobile device application that encourages consumers to engage with television content and branded entertainment from these partners. We expect to add revenues from e-commerce as well as second-screen tools and technology licensed to our network and marketing partners. Initially, we anticipate revenues to be generated substantially in the United States.

Seasonality

Our revenue is expected to exhibit a seasonal pattern that reflects variation in accordance with media and entertainment offerings and the desire of advertisers to try to influence consumers’ purchasing habits. A significant portion of our revenue will be based on advertising sales from a variety of brands and television networks. As a consequence, revenue is expected to vary modestly throughout the year, although we anticipate revenues to as a result of regular retail, advertising and television seasonality. We believe revenues will be slowest in the third calendar quarter. Additionally, the growth in variable expenses associated with marketing, new product releases, consumer incentives, and advertising services will fluctuate with revenue, but not necessarily by the same percentage.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

Change of Fiscal Year: On February 24, 2011, the Board of Directors of the Company approved a change to the Company's fiscal year end from December 31 to June 30.

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid securities purchased with remaining maturities of 90 days or less to be cash equivalents. Cash equivalents are stated at cost which approximates market value and primarily consists of money market funds that are readily convertible into cash. Restricted cash comprises amounts held in deposits that were required as collateral under the lease of office space.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. These estimates include, among others, fair value of financial assets and liabilities, net realizable values on long-lived assets, certain accrued expense accounts, and estimates related to stock-based compensation. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. The Company’s debt approximates fair value as current borrowing rates for the same or similar issues are the same as those that were given to the Company at the issuance of its debt.

Equipment

Equipment (consisting of computers, software, furniture and fixtures) is recorded at historical cost and is depreciated using the straight-line method over their estimated useful lives. The useful life and depreciation method are reviewed periodically to ensure that the depreciation method and period are consistent with the anticipated pattern of future economic benefits. Expenditures for maintenance and repairs are charged to operations as incurred while renewals and betterments are capitalized. Gains and losses on disposals are included in the results of operations. The useful life of the equipment is being depreciated over three years.

Impairment of Long-Lived Assets

The Company applies the provisions of Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. ASC 360 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts. In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the long-lived assets. Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair values are reduced for the cost of disposal. Based on its review, the Company believes that as of and September 30, 2011, there was no significant impairment of its long-lived assets.

The Company, through its acquisition of Watchpoints, purchased certain intellectual property (trademark applications, patent applications, and domain names). As of September 30, 2011, no amortization of intellectual property has been recorded.

Internal Use Software

The Company capitalizes costs related to the development of internal use software in accordance with ASC 350-40. Once revenue producing activities commence, the Company will amortize the costs of computer software developed for internal use on a straight-line basis or appropriate usage basis over the estimated useful life of the software. Currently, the Company is in the application development stage of its computer software development and, appropriately, certain costs have been capitalized in the amounts of  $1,212 and  $0 as of September 30, 2011 and September 30, 2010, respectively.

Marketing

Marketing costs are expensed as incurred. Marketing expense for the Company for the three months ended September 30, 2011 and 2010 was  $903 and  $0, respectively.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, Income Taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized. We assess our income tax positions and record tax benefits for all years subject to examination based upon our evaluation of the facts, circumstances and information available at the reporting date. For those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation. Under the fair value recognition provisions of ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options and warrants issued. Stock-based awards issued to date are comprised of both restricted stock awards (RSUs) and employee stock options.

Recently Issued Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements, which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements. This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements. Since this new accounting standard only required additional disclosure, the adoption of the standard in the first quarter of 2010 did not impact the Company’s consolidated financial statements. Additionally, effective for interim and annual periods beginning after December 15, 2010, this standard will require additional disclosure and require an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than one net amount.

In May 2011, the Financial Accounting Standards Board (FASB) released ASU 2011-04 “Fair Value Measurement”, which amends ASC 820 “Fair Value Measurements and Disclosures”. This standard will be effective beginning in the first calendar quarter of 2012 and the Company is in the process of assessing the impact of this standard on the Company’s Consolidated Financial Statements.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income: Presentation of Comprehensive Income. The ASU amends FASB Codification Topic 220, Comprehensive Income, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2011, and early adoption is permitted. The adoption of this standard will not have an impact on the Company’s financial statements.

3.  Summary of Significant Accounting Policies

Change of Fiscal Year:  On February 24, 2011, the Board of Directors of the Company approved a change to the Company's fiscal year end from December 31 to June 30.

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid securities purchased with remaining maturities of 90 days or less to be cash equivalents.  Cash equivalents are stated at cost which approximates market value and primarily consists of money market funds that are readily convertible into cash.  Restricted cash comprises amounts held in deposits that were required as collateral under the lease of office space.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  These estimates include, among others, fair value of financial assets and liabilities, net realizable values on long-lived assets, certain accrued expense accounts, and estimates related to stock-based compensation.  Actual results could differ from those estimates.

Fair Value of Financial Instruments

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments.  The Company’s debt approximates fair value as current borrowing rates for the same or similar issues are the same as those that were given to the Company at the issuance of its debt.

Equipment

Equipment (consisting of computers, software, furniture and fixtures) is recorded at historical cost and is depreciated using the straight-line method over their estimated useful lives.  The useful life and depreciation method are reviewed periodically to ensure that the depreciation method and period are consistent with the anticipated pattern of future economic benefits.  Expenditures for maintenance and repairs are charged to operations as incurred while renewals and betterments are capitalized.  Gains and losses on disposals are included in the results of operations.  The useful life of the equipment is being depreciated over three years.

Impairment of Long-Lived Assets.

The Company applies the provisions of Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets.  ASC 360 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.  In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the long-lived assets.  Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair values are reduced for the cost of disposal.  Based on its review, the Company believes that as of June 30, 2010 and June 30, 2011, there was no significant impairment of its long-lived assets.

Internal Use Software

The Company capitalizes costs related to the development of internal use software in accordance with ASC 350-40.  When capitalized, the Company will amortize the costs of computer software developed for internal use on a straight-line basis or appropriate usage basis over the estimated useful life of the software.  Currently, the Company is in the application development stage of its computer software development and, appropriately, certain costs have been capitalized in the amounts of  $317 and  $0 as of June 30, 2011 and June 30, 2010, respectively.

Marketing

Marketing costs are expensed as incurred.  Marketing expense for the Company in 2011 and 2010 was  $1,005 and  $0, respectively.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, Income Taxes.  Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse.  A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.  We assess our income tax positions and record tax benefits for all years subject to examination based upon our evaluation of the facts, circumstances and information available at the reporting date.  For those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.  For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation.  Under the fair value recognition provisions of ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period.  The Company uses the Black-Scholes option pricing model to determine the fair value of stock options and warrants issued.  Stock-based awards issued to date are comprised principally of restricted stock awards (RSUs).

Recently Issued Accounting Pronouncements

In October 2009, the FASB issued Accounting Standards Update (“ASU”) No. 2009-13, Multiple-Deliverable Revenue Arrangements.  The new standard changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable based on the relative selling price.  The selling price for each deliverable is based on vendor-specific objective evidence (“VSOE”) if available, third-party evidence if VSOE is not available, or estimated selling price if neither VSOE or third-party evidence is available.  ASU 2009-13 is effective for revenue arrangements entered into in fiscal years beginning on or after June 15, 2010.  The Company does not expect that the provisions of the new guidance will have a material effect on its consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements, which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements.  This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements.  Since this new accounting standard only required additional disclosure, the adoption of the standard in the first quarter of 2010 did not impact the Company’s consolidated financial statements.  Additionally, effective for interim and annual periods beginning after December 15, 2010, this standard will require additional disclosure and require an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than one net amount.

In May 2011, the Financial Accounting Standards Board (FASB) released ASU 2011-04 “Fair Value Measurement”, which amends ASC 820 “Fair Value Measurements and Disclosures”. This standard will be effective beginning in the first calendar quarter of 2012 and the Company is in the process of assessing the impact of this standard on the Company’s Consolidated Financial Statements.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income: Presentation of Comprehensive Income.  The ASU amends FASB Codification Topic 220, Comprehensive Income, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  ASU 2011-05 is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2011, and early adoption is permitted.  The adoption of this standard will not have an impact on the Company’s financial statements as they currently conform.

Interests in Corporate Jet	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Interests in Corporate Jet

As previously reported on the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2011, the Company executed an agreement with NJI Sales, Inc. (“NetJets”) to bundle a 3.125% fractional share of a G-IV jet owned by Mr. Sillerman with a value of  $336 with a new 6.25% fractional share of a G-IV jet which was purchased from NetJets by the Company. The purchase price for the 6.25% interest was  $1,175, payable  $235 upon signing and the balance of  $940 in debt with interest at 6% per annum, monthly payments of  $9 and, a five-year balloon of  $661. Monthly management fees (aggregate for both shares) are approximately  $26. Based on the anticipated business travel schedule for Mr. Sillerman and the anticipated residual value of the plane at the end of the five-year period of usage, the Company is expected to realize cost savings. The Company’s Audit Committee approved entering into this related party transaction and on June 17, 2011, the independent members of the Company’s Board of Directors approved the transaction. The Company accounted for the transaction by recording the interests as investment assets and the related debt amount to NetJets. On June 30, 2011, the Company recorded  $336 as debt to Mr. Sillerman. The  $336 was appropriately moved to equity as of September 30, 2011. Depreciation expense related to these assets as of September 30, 2011 and June 30, 2011 is  $85 and  $0, respectively.

4.  Interests in Corporate Jet

The Company executed an agreement with NJI Sales, Inc. (“NetJets”) to bundle a 3.125% fractional share of a G-IV jet owned by Mr. Sillerman with a value of  $336 with a new 6.25% fractional share of a G-IV jet which was purchased from NetJets by the Company.  The purchase price for the 6.25% interest was  $1,175, payable  $235 upon signing and the balance of  $940 in debt with interest at 6% per annum, monthly payments of  $9 and a five-year balloon of  $661.   Monthly management fees (aggregate for both shares) are approximately  $26.  Based on the anticipated travel schedule for Mr. Sillerman and the anticipated residual value of the plane at the end of the five-year period of usage, the Company is expected to realize cost savings. The Company’s Audit Committee approved entering into this related party transaction and on June 17, 2011, the independent members of the Company’s Board of Directors approved the transaction. The Company accounted for the transaction by recording the interests as investment assets and the related debt amounts to Mr. Sillerman and NetJets

Equipment	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Equipment

Equipment consists of the following:

	September 30, 2011	June 30, 2011
Leasehold Improvements	$31	$—
Furniture and Fixtures	15	9
Computer Equipment	121	60
Software	31	14
	198	83
Accumulated Depreciation	(16)	(4)
Equipment, net	182	79

5. Equipment Equipment, consisting of computers, software, furniture and furnishings, were purchased in connection with setting up the Company’s office space. The amount of such purchase was $83.

Loans Payable	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Loans Payable

The Company financed the purchase of a 6.25% fractional interest in a G-IV jet as described in Note 4 above. The financing of  $940 provides for interest at the rate of 6% per annum, monthly payments of  $9 and a balloon payment at maturity in 5 years of  $661. Payments on this debt during the period ended September 30, 2011 were  $12.

6. Loans Payable

J. Howard, Inc. had been supporting the daily operations of the Company from 2007 until the Recapitalization.  As of December 31, 2010, the Company owed J. Howard, Inc.  $82 as a result thereof, which amount was increased as of the completion of the Recapitalization on February 15, 2011 to  $171.  As part of the Recapitalization, the Company issued 250,000 shares (at a fair market value of  $0.03 per share) to J. Howard, Inc., a director and officer of the Company prior to the Recapitalization, and its designees (which included former directors of the Company) in connection with partially extinguishing outstanding debt owed to J. Howard, Inc.  The remaining debt of  $163 was satisfied on February 15, 2011 by payment to J. Howard, Inc. in such amount.  In addition, J. Howard, Inc. was paid  $37 to be used for payment of expenses incurred in connection with the Recapitalization on behalf of the Company.

As described in footnote 4 above, the Company financed the purchase of a 6.25% fractional interest in a G-IV jet.  The financing of  $940 provides for interest at the rate of 6% per annum, monthly payments of  $9 and a balloon payment at maturity in 5 years of  $661.  Total payments on this debt in the next five years are as follows:

Years Ending June 30,	(in thousands)
2012	$49
2013	52
2014	56
2015	59
2016	724

Total	$940

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Commitments and Contingencies	There are no lawsuits or claims pending against the Company.

7. Commitments and Contingencies

Total rent expense for the Company under operating leases for the years ended June 30, 2011 and 2010 was less than  $65 and  $0, respectively. The Company’s future minimum rental commitments under noncancelable operating leases are as follows:

(in thousands)
Years Ending June 30,
2012	$338
2013	595
2014	611
2015	628
2016	647
Thereafter	3,912

Total	$6,731

As of June 30, 2011, the Company has entered into employment contracts with certain key executives and employees, which include provisions for severance payments in the event of specified terminations of employment. Expected payments under existing employment contracts are as follows:

(in thousands)
Year Ending June 30,
2012	$2,229
2013	2,326
2014	2,427
2015	2,534
Thereafter	—

Total	$9,516

As of June 30, 2011, the Company has entered into an agreement for network services with Carpathia Hosting Inc. (“Carpathia”) for a two-year term.  The anticipated payments under this agreement are  $71 per month.  The exact amount may vary from month to month depending on usage and additional services which may be supplied by Carpathia.

There are no lawsuits or claims pending against the Company.

Stockholders’ Equity (Deficit)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Stockholders’ Equity (Deficit)

As of September 30, 2011 and June 30, 2011, there were 300,000,000 shares of authorized common stock and 149,141,797 and 134,941,797 shares of common stock issued and outstanding, respectively. Except as otherwise provided by Delaware law, the holders of our common stock are entitled to one vote per share on all matters to be voted upon by the stockholders.

The Company’s Board of Directors is authorized to issue 1,000,000 shares of preferred stock, par value  $0.001 per share. We may issue shares of preferred stock in one or more series as may be determined by our board of directors, who may establish the designation and number of shares of any series, and may determine, alter or revoke the rights, preferences, privileges and restrictions pertaining to any wholly unissued series (but not below the number of shares of that series then outstanding).

On August 25, 2011, the Company completed the placement of 14,000,000 units (the “Units”), each Unit consisting of (i) one (1) share of common stock,  $0.001 par value per share of the Company and (ii) one (1) detachable three (3) year warrant to purchase one (1) share of common stock of the Company with an exercise price of  $4.00 per warrant share, at a purchase price of  $2.50 per Unit, for an aggregate purchase price of  $35,000 to accredited and institutional investors. The Units issued in such placement were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act. Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act. The net proceeds of the offering,  $35,000, are to be used for general corporate purposes, including marketing and product development. Tejas Securities Group, Inc. and Craig-Hallum Capital Group, LLC acted as placement agents in connection with the offering and received cash compensation of  $638 and  $165, respectively. As additional compensation, Tejas Securities Group, Inc. received 285,000 Units in the August 25, 2011 private placement offering and a five-year warrant for 540,000 common shares at  $2.50 per share and 100,000 warrants on the same basis as the investors, fair valued at  $5,801.

As a result of Sillerman Investment Company, LLC’s participation in the placement, 2,560,000 units were considered to have been acquired by Robert F.X. Sillerman with a deemed fair value (based upon the traded value of the stock at the time) in excess of the price paid. This resulted in a non-cash compensation charge of  $19,456.

8. Stockholders’ Equity (Deficit)

As of June 30, 2011 and 2010, there were 300,000,000 and 1,000,000 shares of authorized common stock, respectively, and 134,941,797 and 419,280 (adjusted to reflect post reverse split shares) shares of common stock issued and outstanding, respectively. Except as otherwise provided by Delaware law, the holders of our common stock are entitled to one vote per share on all matters to be voted upon by the stockholders.

The Company’s Board of Directors is authorized to issue 1,000,000 shares of preferred stock, par value  $0.001 per share. We may issue shares of preferred stock in one or more series as may be determined by our board of directors, who may establish the designation and number of shares of any series, and may determine, alter or revoke the rights, preferences, privileges and restrictions pertaining to any wholly unissued series (but not below the number of shares of that series then outstanding).

Share-Based Payments	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Share-Based Payments

Equity Incentive Plan

The 2011 Executive Incentive Plan (the "Plan") of the Company was approved on February 21, 2011 by the written consent of the holder of a majority of the Company's outstanding common stock. The Plan provides the Company the ability to grant to any officer, director, employee, consultant or other person who provides services to the Company or any related entity, options, stock appreciation rights, restricted stock awards, dividend equivalents and other stock-based awards and performance awards, provided that only employees are entitled to receive incentive stock options in accordance with IRS guidelines. The Company reserved 30,000,000 shares of common stock for delivery under the Plan. Pursuant to the Executive Incentive Plan and the employment agreements, between February 15, 2011 and September 30, 2011 the Compensation Committee of the Company’s Board of Directors authorized the grants of restricted stock and stock options described below.

Restricted Stock

The per share fair value of RSUs granted with service conditions was determined on the date of grant using the fair market value of the shares on that date and is recognized as an expense over the requisite service period.

	Date of Grant	Common Shares	Aggregate Fair Value on Date of Grant	Weighted Average Grant Date Fair Value
Fourteen (14) Executives	Various	8,540,000	$141,896	$16.62

The total compensation was  $8,378 for the three months ended September 30, 2011. There were no such expenses for the three months ended September 30, 2010. No shares actually vested. As of September 30, 2011, there was  $122,746 in total unrecognized share-based compensation costs.

Stock Options

The following table presents a summary of the Company’s stock option activity for the three months ended September 30, 2011:

Number of Options
Outstanding at June 30, 2011	0
Granted	4,792,500
Exercised	0
Forfeited and cancelled	0
Outstanding at September 30, 2011	4,792,500

The Company is accounting for these options at fair market value of the options on the date of grant, with the value being recognized over the requisite service period. No shares were vested as of September 30, 2011. The fair value of each option award is estimated using a Black-Scholes option valuation model. Expected volatility is based on the historical volatility of the price of comparable companies’ stock. The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option. The Company uses historical data to estimate expected dividend yield, expected life and forfeiture rates. Options generally have a life of 10 years and vest over a period of 3 or 4 years. The fair value of the options granted during the quarter ended September 30, 2011 (none were granted in 2010) was estimated based on the following weighted average assumptions:

Three Months Ended September 30, 2011
Expected volatility	60%
Risk-free interest rate	1.23%
Expected dividend yield	0
Expected life (in years)	6.13
Estimated fair value per option granted	$4.17

The total compensation expense of  $1,930 was included in the accompanying Statement of Operations in general and administrative expenses for the three months ended September 30, 2011. There were no such expenses for the three months ended September 30, 2010. No shares actually vested during the periods and the grants provide for vesting annually in arrears over the next four years. As of September 30, 2011, there was approximately  $16,700 of total unrecognized stock-based compensation cost.

On August 12, 2011, the Compensation Committee of the Board of Directors approved a stock option plan for non-management directors. Each director is to receive 250,000 non-qualified stock options for common shares of the Company under the Executive Equity Incentive Plan. The initial grant of 1,250,000 non-qualified stock options was made on August 26, 2011 with each option having an exercise price of  $2.50 per share and a fair market value of  $4.42. One-fourth of the grant vested on the grant date and the balance will vest pro-rata annually in arrears over the next three years, so long as the director remains in office on the vesting date. The Company has taken a compensation charge in the first quarter of approximately  $1,517 as a result of the foregoing grants.

On August 26, 2011, the Compensation Committee adopted a Company-wide stock option program and granted to 32 employees an aggregate of 3,545,000 non-qualified stock options. Of this total, 510,000 were issued with an exercise price of  $2.50 per share and a fair market value of  $4.45 per option, 1,535,000 were issued with an exercise price of  $2.50 per share and a fair market value of  $4.42 per option, and 1,500,000 were issued with an exercise price of  $5.00 per share and a fair market value of  $3.63 per option. The options vest over three to four years. The Company has taken a compensation charge in the first quarter of approximately  $413 as a result of the foregoing grants.

Warrants

In connection with the August 25, 2011 private placement offering, the following warrants were issued:

Tejas Securities Group, Inc., as partial compensation for placement fees, was issued 540,000 five-year warrants with an exercise price of  $2.50 per warrant, and 385,000 three-year warrants with an exercise price of  $4.00 per warrant. Each of the warrants is exercisable for one share of the Company’s common stock. The fair value of these warrants is  $3,949.

Robert F.X. Sillerman was issued 2,560,000 three-year warrants with an exercise price of  $4.00 per warrant. Each of the warrants is exercisable for one share of the Company’s common stock. The fair value of these warrants is  $9,216.

9. Share-Based Payments

Equity Incentive Plan

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the requisite service period, which is the vesting period, on a straight-line basis. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options and warrants issued. Stock-based awards issued to date are comprised principally of restricted stock awards (RSUs).

The 2011 Executive Incentive Plan (the "Plan") of the Company was approved on February 21, 2011 by the written consent of the holder of a majority of the Company's outstanding common stock. The Plan provides the Company the ability to grant to any officer, director, employee, consultant or other person who provides services to the Company or any related entity, options, stock appreciation rights, restricted stock awards, dividend equivalents and other stock-based awards and performance awards, provided that only employees are entitled to receive incentive stock options in accordance with IRS guidelines. The Company reserved 30,000,000 shares of common stock for delivery under the Plan. Pursuant to the Executive Incentive Plan and the employment agreements, between February 15, 2011 and June 30, 2011 the Compensation Committee of the Company’s Board of Directors authorized the grants of restricted stock described below.  The per share fair value of RSUs granted with service conditions was determined on the date of grant using the fair market value of the shares on the date of grant.

	Date of Grant	Common Shares	Aggregate Fair Value on Date of Grant	Weighted Average Grant Date Fair Value
Seven (7) Executives	Various	7,875,000	$137,906	$17.51

The Company is accounting for these values at fair market value of the shares on the date of grant, with the value being recognized over the requisite service period.  No shares were vested and no shares are forfeited as of June 30, 2011.

The total compensation expense of  $10,772 was included in the accompanying Statement of Operations in general and administrative expenses for the year ended June 30, 2011.  There were no such expenses for the year ended June 30, 2010.  No shares actually vested during the periods and the grants provide for vesting annually in arrears over the next five years.  As of June 30, 2011 there was approximately  $127 of total unrecognized stock-based compensation cost.

On February 16, 2011, the Company issued a five year warrant for 100,000 shares with an exercise price of  $0.80 per share to Berenson & Company, LLC, financial advisor to Sillerman in connection with the Recapitalization, which vested on issuance. The fair value of the Berenson Warrant was determined to be  $2,529 using the Black-Scholes option pricing model considering the contractual life of 5 years; expected volatility of 60%; and risk-free interest rate of 2.37%.  This amount was charged to general and administrative expense at the date of issuance.  On May 9, 2011, Berenson Investments LLC exercised the warrant and paid  $80 for 100,000 shares of our common stock.

Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Income Taxes

For the three months ended September 30, 2011 and 2010, the Company did not record an income tax benefit because it has incurred taxable losses and has no history of generating taxable income. For that reason, the Company has established a full valuation allowance against its deferred tax assets including its Net Operating Loss carryforward of  $6,023 as of December 31, 2010. As a result of the change in control pursuant to the Recapitalization, the utilization of the  $6,023 Net Operating Loss carryforward will be substantially limited.

The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.

The Company may in the future become subject to federal, state and local income taxation though it has not been since its inception. The Company is not presently subject to any income tax audit in any taxing jurisdiction.

10.  Income Taxes

For the year ended June 30, 2011 and 2010, the Company did not record an income tax benefit because it has incurred taxable losses, it has no history of generating taxable income, and the Company cannot presently anticipate the realization of a tax benefit on its Net Operating Loss carryforward of  $12,017 and  $5,490 as of June 30, 2011 and 2010, respectively.  Accordingly, a full valuation allowance has been established on the related deferred tax assets.   Because of the change of control pursuant to the Recapitalization, utilization of prior fiscal year net operating loss carryforwards of  $5,490 will be substantially limited.

The Company will recognize interest and penalties related to any uncertain tax positions through income tax expense.

The Company may in the future become subject to federal, state and city income taxation for years 2008 through 2010 under the normal statute of limitations. Generally, for state tax purposes, the Company’s 2008 through 2010 tax years remain open for examination by the tax authorities under a four year statute of limitations. However, certain states may keep their statute open for six to ten years. There are no income tax audits currently in process with any taxing jurisdictions.

Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Related Party Transactions

Recapitalization Notes

In connection with the Recapitalization, Robert F.X. Sillerman (and his spouse and entities controlled by him), and Mitchell Nelson, each executive officers of the Company, executed promissory notes in accordance with their subscription agreements for the payment of the purchase price of the shares, in the amounts of  $3,242 and  $10, respectively. Each note is an unsecured five-year note with interest accruing at the annual rate equal to the long-term Applicable Federal Rate in effect as of the date of the Recapitalization Agreement (which was 4.15% per annum). Mr. Nelson satisfied his note on April 1, 2011. The notes are due five years after issuance, with interest accrued at the rate of 4.15% per annum, and have been presented as a reduction of the related paid in capital in the accompanying financial statements. Interest income recorded on these notes in the period ended September 30, 2011 is  $35.

Shared Services Agreement

In an effort to economize on costs and be efficient in its use of resources, the Company entered into a shared services agreement with Circle Entertainment Inc. (“Circle”) as of February 15, 2011, pursuant to which it shares costs for legal and administrative services in support of Mitchell J. Nelson, its General Counsel and General Counsel to Circle. The shared services agreement provides, in general, for sharing on a 50/50 basis of the applicable support provided by either company to Mr. Nelson in connection with his capacity as General Counsel, and an allocation generally based on the services provided by Mr. Nelson, which are initially estimated to be divided evenly between the companies. The Company is responsible for advancing the salary to Mr. Nelson for both companies and will be reimbursed by Circle for such salary and benefits (but not for any bonus, option or restricted share grant made by either company, which will be the responsibility of the company making such bonus, option or restricted share grant). The agreement provides for the Chief Executive Officer or President of each Company to meet periodically to assess whether the services have been satisfactorily performed and to discuss whether the allocation has been fair. The Audit Committee of each company’s Board of Directors will then review and, if appropriate, approve the allocations made and whether payments need to be adjusted or reimbursed, depending on the circumstances. Because this transaction is subject to certain rules regarding “affiliate” transactions, the Audit Committee and a majority of the independent members of the Company’s Board of Directors have approved the shared services agreement. This is deemed to be an affiliate transaction because Mr. Sillerman is Chairman and Mr. Nelson is Executive Vice President and General Counsel of Circle. For the three months ended September 30, 2011 and the fiscal year ended June 30, 2011, the Company billed Circle  $79 and  $107, respectively. Such billings primarily relate to support consisting of legal and administrative services. These services were approved by Circle’s Audit Committee and the Company’s Audit Committee. The balance due from Circle on September 30, 2011 and June 30, 2011 was  $26 and  $25, respectively.

Certain Company accounting personnel may provide personal accounting services to our Executive Chairman, Robert F.X. Sillerman. To the extent that such services are rendered, Mr. Sillerman shall reimburse the Company therefor. The reimbursement for any such services shall be reviewed by the Company’s Audit Committee. For the three months ended September 30, 2011 and the fiscal year ended June 30, 2011, the Company billed Mr. Sillerman  $14 and  $18, respectively. The balance due from Mr. Sillerman on September 30, 2011 and June 30, 2011 was  $9 and  $4, respectively.

Private Placement

Sillerman Investment Company, LLC purchased units for  $11,376 in the August 25, 2011 private placement. As a result of Sillerman Investment Company, LLC’s participation in the placement, 2,560,000 units were considered to have been acquired by Robert F.X. Sillerman with a deemed fair value, based upon the traded value of the stock at the time, in excess of the price paid. This resulted in a non-cash compensation charge of  $19,456.

11. Related Party Transactions

Asset Contribution Agreement

At the closing of the Recapitalization, the Company entered into an Asset Contribution Agreement with Sillerman Investment Corporation, a Delaware corporation (“SIC”), an affiliate of Robert F.X. Sillerman our Executive Chairman, whereby SIC assigned certain intellectual property assets used in its business to the Company in exchange for an agreement by the Company to reimburse SIC for expenses incurred in connection with the development of such intellectual property assets and its related business, whenever incurred, at or after the closing, in an aggregate amount not to exceed  $2,000. Pursuant thereto,  $1,312 was reimbursed and charged to general and administrative expense in the fiscal year. This total amount was expensed since the reimbursement related to business operating expenses and expenses related to the development of the Company’s product which were incurred during the preliminary stages of product development and are to be expensed under the guidance of ASC 350-40. Because such transaction was subject to certain rules regarding “affiliated” transactions, the Audit Committee and a majority of the independent members of the Board of Directors approved such reimbursement.

Debt Owed to J. Howard Inc.

As of the Recapitalization, the Company owed J. Howard Inc. the amount of  $171 in connection with supporting the daily operations of the Company since 2007. As part of the Recapitalization, the Company issued 250,000 shares at fair market value of  $0.03 per share to J. Howard, Inc., a director and officer of the Company prior to the Recapitalization, and its designees (which included former directors of the Company) in connection with partially extinguishing outstanding debt owed to J. Howard, Inc and the remaining portion of the debt was satisfied by the Company as part of the Recapitalization on February 15, 2011. The remaining debt of  $163 was satisfied on February 15, 2011 by payment to J. Howard, Inc. in such amount. In addition, J. Howard, Inc. was paid  $37 to be used for payment of expenses incurred in connection with the Recapitalization on behalf of the Company.

Recapitalization Notes and Expenses

In connection with the Recapitalization, Robert F.X. Sillerman (and his spouse and entities controlled by him), and Mitchell Nelson, each executive officers of the Company, executed promissory notes in accordance with their subscription agreements for the payment of the purchase price of the shares, in the amounts of  $3,242 and  $10, respectively. Each note is an unsecured five-year note with interest accruing at the annual rate equal to the long-term Applicable Federal Rate in effect as of the date of the Recapitalization Agreement (which was 4.15% per annum). Mr. Nelson satisfied his note on April 1, 2011. The notes are due five years after issuance, with interest accrued at the rate of 4.15% per annum, and have been presented as a reduction of the related paid in capital in the accompanying financial statements. Interest income recorded on these notes in the year ended June 30, 2011 is  $49.

In addition, Sillerman Investment Company, LLC was relieved of the obligation to pay  $200 in connection with the initial structure of the Recapitalization to J. Howard, Inc. as reimbursement of advances made by J. Howard, Inc. to the Company to support its daily obligations since 2007. The obligation arose from the initial proposal that investors would invest directly in Sillerman Investment Company, LLC prior to the Recapitalization. When the structure of the Recapitalization changed, resulting in investments directly in the Company in connection with the Recapitalization, the obligation to pay J. Howard, Inc. became the obligation of the Company. Because such transaction involved a related party, the Audit Committee of the Company's Board of Directors approved and the independent members of the Board ratified the payment of the obligation by the Company.

Shared Services Agreement

In an effort to economize on costs and be efficient in its use of resources, the Company entered into a shared services agreement with Circle Entertainment Inc. (“Circle”) as of February 15, 2011, pursuant to which it shares costs for legal and administrative services in support of Mitchell J. Nelson, its General Counsel and General Counsel to Circle. The shared services agreement provides, in general, for sharing on a 50/50 basis of the applicable support provided by either company to Mr. Nelson in connection with his capacity as General Counsel, and an allocation generally based on the services provided by Mr. Nelson, which are initially estimated to be divided evenly between the companies. The Company is responsible for advancing the salary to Mr. Nelson for both companies and will be reimbursed by Circle for such salary and benefits (but not for any bonus, option or restricted share grant made by either company, which will be the responsibility of the company making such bonus, option or restricted share grant). The agreement provides for the Chief Executive Officer or President of each Company to meet periodically to assess whether the services have been satisfactorily performed and to discuss whether the allocation has been fair. The Audit Committee of each company’s Board of Directors will then review and, if appropriate, approve the allocations made and whether payments need to be adjusted or reimbursed, depending on the circumstances. Because this transaction is subject to certain rules regarding “affiliate” transactions, the Audit Committee and a majority of the independent members of the Company’s Board of Directors have approved the shared services agreement. This is deemed to be an affiliate transaction because Mr. Sillerman is Chairman and Mr. Nelson is Executive Vice President and General Counsel of Circle. For the fiscal year ended June 30, 2011, the Company incurred and billed Circle  $107 for support, consisting primarily of legal and administrative services. These services provided were approved by Circle’s Audit Committee and the Company’s Audit Committee and the related fees were paid ( $25 was paid after June 30, 2011).

In addition, certain of the Company’s accounting personnel may provide personal accounting services to our Executive Chairman, Robert F.X. Sillerman. To the extent such services are rendered, Mr. Sillerman shall reimburse the Company therefor. The reimbursement for any such services shall be reviewed by the Company’s Audit Committee. For the fiscal year ended June 30, 2011,  $18 was incurred and paid by Mr. Sillerman for such services ( $4 was paid after June 30, 2011).

Consultant

Benjamin Chen, an independent director, is acting as a consultant to the Company in the area of technology, systems architecture and technical operations. He has been paid  $72 for his services through June 30, 2011.

NetJets

The Company executed an agreement with NetJets to bundle a 3.125% fractional share of a G-IV jet owned by Mr. Sillerman with a value of  $336 with a new 6.25% fractional share of a G-IV jet which was purchased from NetJets by the Company. The purchase price for the 6.25% interest was  $1,175, payable  $235 upon signing and the balance of  $940 financed with interest at 6% per annum, monthly payments of  $9 and, a five-year balloon of  $661. Monthly management fees (aggregate for both shares) are approximately  $26. Based on the anticipated travel schedule for Mr. Sillerman and the anticipated residual value of the plane at the end of the five-year period of usage, the Company is expected to realize cost savings. The Company’s Audit Committee approved entering into this related party transaction and on June 17, 2011, the independent members of the Company’s Board of Directors approved the transaction. The Company accounted for the transaction by recording the interests as investment assets and the related debt amounts to Mr. Sillerman and NetJets.

Fair Value Measurement	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Fair Value Measurement

12. Fair Value Measurement

The Company values its assets and liabilities using the methods of fair value as described in ASC 820, Fair Value Measurements and Disclosures.  ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.  The three levels of fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and considers counter-party credit risk in its assessment of fair value.  Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions based on the best information available.

The Company has certain assets and liabilities that are required to be recorded at fair value on a recurring basis in accordance with accounting principles generally accepted in the United States.  The Company’s investment in overnight money market institutional funds, which amounted to  $3,797 as of June 30, 2011, is included in Cash and Cash Equivalents on the accompanying consolidated balance sheets and is classified as a Level 1 input.  The carrying value for Cash and Cash Equivalents and Accounts Payable approximate fair value because of the immediate or short-term maturity of these financial instruments.  The Company’s debt of  $940 to finance the purchase of an interest in a G-IV jet approximates fair value due to market interest rates. It is not practical to fair value the  $336 for the related party debt.

Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Subsequent Events	None.

13.  Subsequent Events (unaudited)

Private Placement

On August 25, 2011, the Company completed the placement of 14,000,000 units (the “Units”), each Unit consisting of (i) one (1) share of common stock,  $0.001 par value per share of the Company and (ii) one (1) detachable three (3) year warrant to purchase one (1) share of common stock of the Company with an exercise price of  $4.00 per warrant share, at a purchase price of  $2.50 per Unit, for an aggregate purchase price of  $35,000 to accredited and institutional investors.  The Units issued in such placement were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act. Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act.  The proceeds of the offering,  $35,000, are to be used for general corporate purposes, including marketing and product development.  Tejas Securities Group, Inc. (“Tejas”) and Craig-Hallum Capital Group, LLC acted as placement agents in connection with the offering and received compensation of  $1,350 and  $165, respectively.  Tejas purchased units in the offering for  $713 and received as additional compensation a five-year warrant for 540,000 common shares at  $2.50 per share and 100,000 warrants on the same basis as the investors.  Sillerman Investment Company, LLC purchased  $5,000 worth of Units in the placement, and Sillerman Investment Company, LLC, as nominee purchased  $6,376 of Units in the placement. The Company will take a compensation charge in the first quarter of approximately  $17,162 as a result of the foregoing.

Stock Option Grants

On August 26, 2011, the Compensation Committee adopted a Company-wide stock option program and granted to 32 employees an aggregate of 3,545,000 non-qualified stock options at  $2.50 per share or  $5.00 per share, depending on recipient, vesting over three to four years, depending on when the employee started at the Company. The Company will take a compensation charge in the first quarter of approximately  $1,037 as a result of the foregoing.

On August 12, 2011, the Compensation Committee of the Board of Directors approved a stock option plan for non-management directors. Each director is to receive 250,000 non-qualified stock options for common shares of the Company under the Executive Equity Incentive Plan. The initial grant was made on August 26, 2011 at  $2.50 per share. One-fourth of the grant vested on the grant date and the balance will vest pro-rata annually in arrears over the next three years, so long as the director remains in office on the vesting date. The Company will take a compensation charge in the first quarter of approximately  $1,566 as a result of the foregoing, resulting from selling shares to executives below fair value.